Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Accrued Expenses and Other Current Liabilities [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following:

	As of December 31,
	2023	2024
Accrued payroll and employee benefits	$9,541	$8,339
Accrued expenses(a)	4,242	4,124
Advance from customers(b)	484	486
Others	440	290
Total	$14,707	$13,239

(a)	Accrued expenses mainly represent accrued freight charges and other accrued expenses related to the business operation.

(b)	Advance from customers mainly represent the advance received from customers for the finished goods purchases. The change in contract liabilities primarily represents the cash received, less amounts recognized as revenues during the period. All of the balance as of December 31, 2022 and 2023 had been recognized as revenue for the years ended December 31, 2023 and 2024, respectively. The Group expects to recognize the balance as of December 31, 2024 as revenue within the next 12 months.